GLOBAL GROWTH
                              IN NATURAL RESOURCES

          --------            ----------          ---------
          +33.70%               +9.31%              +5.68%
          ONE YEAR            FIVE YEARS          TEN YEARS
          --------            ----------          ---------

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/8/97

[GRAPHIC:  U.S. GLOBAL INVESTORS, INC. LOGO; bottom right-hand side]

U.S. GLOBAL RESOURCES FUND

Unprecedented growth in economies globally is fueling an intense increase in worldwide consumption of energy, metals and other raw materials. To maximize this opportunity for global growth invest with our specialists in natural resources.

TAKE ACTION NOW. CALL 1-800-873-3639 OR VISIT OUR SITE AT WWW.USFUNDS.COM.

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For  more  complete   information,   including   charges  and   expenses,   call
1-800-873-3639. Please read the prospectus carefully before investing. Past performance is no guarantee of future results. Investment return and principal value will fluctuate. You may have a gain or a loss when you sell shares. U.S. stands for United Services.